Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (9,541,000)	$ (7,697,000)	$ (15,603,716)	$ (18,498,341)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	367,000	432,000	867,000	949,006
Stock-based compensation	623,000	392,000	668,072	397,099
Non-cash interest expense	190,000	164,000	155,738	1,421,655
Change in fair value of preferred stock warrant liability		186,000	743,837	71,635
Non-cash portion of loss on debt extinguishment	161,000
Allowance for doubtful accounts				(2,941)
Deferred rent	233,000	(104,000)	(210,010)	(217,756)
Changes in operating assets and liabilities:
Accounts receivable	(1,082,000)	(613,000)	(401,737)	(126,200)
Prepaid expenses and other current assets	351,000	(98,000)	(646,925)	(38,950)
Deposits				(40,882)
Accounts payable	635,000	(131,000)	(396,863)	373,747
Accrued expenses and other current liabilities	(236,000)	(475,000)	497,656	530,280
Deferred revenue	446,000	(608,000)	(71,905)	644,961
Customer deposits				(108,750)
Net cash used in operating activities	(7,853,000)	(8,552,000)	(14,398,853)	(14,645,437)
Cash flows from investing activities:
Purchase of property and equipment	(318,000)	(315,000)	(647,015)	(823,013)
Net cash used in investing activities	(318,000)	(315,000)	(647,015)	(823,013)
Cash flows from financing activities:
Cash paid in connection with the Merger, net of cash acquired			(46,044)
Proceeds from loan	15,000,000
Payment to unaccredited investors of Augmedix Operating Corporation	(22,000)		(555,174)
Proceeds of notes payable		2,180,000	2,180,300
Repayment of notes payable	(12,966,000)			(1,357,837)
Proceeds from sale of common stock			27,416,565
Proceeds from issuance of convertible preferred stock			499,999	15,271,440
Proceeds from issuance of convertible notes payable		500,000		3,303,535
Payment of financing costs	(232,000)	(4,000)	(3,159,488)	(52,893)
Proceeds from exercise of common stock warrants	4,000
Proceeds from exercise of stock options	100,000	2,000	80,487	3,533
Net cash provided by financing activities	1,884,000	2,678,000	26,416,645	17,167,778
Effect of exchange rate changes on cash and restricted cash	(1,000)	(3,000)	(1,176)	(10,397)
Net increase/decrease in cash and restricted cash	(6,288,000)	(6,192,000)	11,369,601	1,688,931
Cash and restricted cash at beginning of period	22,972,986	11,603,385	11,603,385	9,914,454
Cash and restricted cash at end of period	16,685,000	5,411,000	22,972,986	11,603,385
Supplemental disclosure of cash flow information:
Cash paid during the period for interest	830,000	708,000	1,265,608	1,367,929
Supplemental schedule of non-cash investing and financing activities:
Fair value of warrants issued in connection with loan	395,000
Fair value of common stock issued to service provider	600,000
Property, plant, and equipment in accounts payable	$ 21,000
Conversion of convertible preferred stock to shares of common stock			54,242,264
Amounts due to unaccredited investors of Augmedix Operating Corporation			31,527
Financing fees in accrued expenses			5,000
Issuance of convertible preferred stock in exchange for convertible notes payable and accrued interest				3,319,283
Beneficial conversion feature related to convertible notes payable				$ 1,078,769